Going Concern	9 Months Ended
Sep. 30, 2012
Going Concern [Abstract]
Going Concern

3. Going Concern

As of September 30, 2012, the Company was not in compliance with several financial and security coverage ratio covenants in its loan agreements, as discussed in Note 8. One of the Company’s lenders has given notice of an event of default under the loan agreement demanding a reduction of the outstanding loan amount and another of the Company’s lenders has reserved its rights in connection with the covenants breach. Even though the remaining lenders have not declared an event of default under the loan agreements, these breaches constituted potential events of default (also known as technical defaults) and could have resulted in the lenders requiring immediate repayment of the loans. As a result of the cross default provisions in the Company’s loan agreements, actual breaches existing under its credit facilities could result in defaults under all of the Company’s debt and the acceleration of such debt by its lenders.

The Company agreed with four of its lenders, subject to certain conditions, and is currently in negotiations with its other three lenders, to obtain waivers or to restructure the affected debt. Management believes that the negotiations will be successful and that the Company’s lenders will not demand payment of the loans before their maturity. As the Company believes it will successfully conclude obtaining waivers for the covenant breaches and restructure several of its loan agreements to extend the maturities and reduce the quarterly principal repayments, the consolidated financial statements as of September 30, 2012 were prepared assuming that the Company will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern, apart from the current classification of long-term debt and the associated restricted cash, deferred financing fees and interest rate swap liabilities.